Post employment benefits - Amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income (Details) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses	$ (82)	$ (91)	$ (142)
Past service gains/(losses) – ordinary activities	3	(1)	46
Gains on curtailments and settlements	0	2	44
Charge to operating profit	(79)	(90)	(52)
Net finance income in respect of post-employment plans	37	53	13
Charge before taxation	(42)	(37)	(39)
Actual returns less amounts included in finance income	(168)	(1,722)	(1,904)
Experience gains/(losses)	24	(273)	(46)
Changes in financial assumptions	20	1,150	2,837
Changes in demographic assumptions	43	65	(53)
Other comprehensive (loss)/income	(81)	(780)	834
Changes in the surplus restriction	5	9	(15)
Total other comprehensive (loss)/income	(76)	(771)	819
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Past service gains/(losses) – ordinary activities			37
Charge before taxation	$ 3	$ 1	61
Net settlement gain			$ 36